AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 96.1%
Pennsylvania – 88.9%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$ 1,000	$1,052,794
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	1,600	1,682,839
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(a)	500	484,693
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	466,804
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	750	671,923
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	430,172
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	800,868
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,017,144
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	614,049
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	200	194,589
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	330	317,512
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036	300	270,618
4.00%, 05/01/2041	250	208,843
City of Philadelphia PA Series 2017 5.00%, 08/01/2031	1,000	1,073,292

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2036	$1,700	$1,811,640
Series 2018-A 5.00%, 10/01/2048	1,000	1,040,548
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	2,687,855
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	450	490,968
5.00%, 07/01/2035	750	813,389
5.00%, 07/01/2036	1,000	1,077,768
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	645,320
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	2,440	1,981,166
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,527,274
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	677,966
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,085,245
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	1,000	1,008,421
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	500	473,971
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	678,115
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	531,827

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	$1,000	$1,085,836
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	198,426
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	967,568
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2025	1,020	999,873
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	670	639,893
Series 2022-C 4.12% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	970,722

Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	1,000	954,495
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	464,023
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,000	1,059,755
5.00%, 12/01/2043	1,000	1,042,812

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	384,797
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	410	423,043
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	260	268,261

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	$500	$354,984
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	972,827
5.00%, 06/15/2050(a)	1,000	917,818
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060	2,000	2,139,218
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,032,289
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	750	790,755
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033	500	543,268
5.00%, 12/01/2034	800	865,467
5.00%, 12/01/2035	500	537,687
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029	865	906,624
5.00%, 12/01/2029 (Pre-refunded/ETM)	135	144,824
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,040,356

		45,523,234

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	147,756

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	102,413

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	81,600
Series 2023 5.25%, 10/01/2031(c)	100	102,348
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	120	123,668
5.00%, 10/01/2040	525	534,968

	Principal Amount (000)	U.S. $ Value
Territory of Guam Series 2019 5.00%, 11/15/2031	$85	$88,388
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	150	143,096

		1,074,068

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	315	316,084

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	35,284

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	425	420,188

New York – 0.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	185	184,384

Puerto Rico – 2.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	56,806
4.00%, 07/01/2033	100	89,386
5.25%, 07/01/2023	15	15,042
5.625%, 07/01/2029	100	104,174
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2022-A 5.00%, 07/01/2037(a)	250	244,974
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,528
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032	100	62,375
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	225	228,510
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	74,042

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$65	$58,903
5.00%, 07/01/2058	250	231,325

		1,266,065

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	112,501

Total Long-Term Municipal Bonds (cost $51,213,386)		49,181,977

Short-Term Municipal Notes – 2.0%
Pennsylvania – 2.0%
Emmaus General Authority Series 2008 3.10%, 03/01/2024(d)	400	400,000
Series 2008-E20 3.10%, 03/01/2024(d)	600	600,000

Total Short-Term Municipal Notes (cost $1,000,000)		1,000,000

Total Municipal Obligations (cost $52,213,386)		50,181,977

	Shares

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(e) (f) (g) (cost $328,723)	328,723	328,723

Total Investments – 98.7% (cost $52,542,109)(h)		50,510,700
Other assets less liabilities – 1.3%		668,538

Net Assets – 100.0%		$51,179,238

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$40,391	$—	$40,391
USD	218	01/15/2025	2.613%	CPI#	Maturity	19,834	—	19,834
USD	217	01/15/2025	2.585%	CPI#	Maturity	19,978	—	19,978
USD	120	01/15/2025	4.028%	CPI#	Maturity	4,086	—	4,086
USD	820	01/15/2026	CPI#	3.765%	Maturity	(25,869)	—	(25,869)
USD	650	01/15/2027	CPI#	3.320%	Maturity	(29,819)	—	(29,819)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	620	01/15/2027	CPI#	3.466%	Maturity	$(22,977)	$(654)	(22,323)
USD	490	01/15/2027	CPI#	3.323%	Maturity	(22,391)	—	(22,391)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	350,636	—	350,636
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	310,940	—	310,940
USD	1,810	01/15/2029	CPI#	3.331%	Maturity	(54,491)	—	(54,491)
USD	740	01/15/2029	CPI#	3.735%	Maturity	2,092	—	2,092
USD	240	01/15/2029	CPI#	3.408%	Maturity	(5,736)	—	(5,736)
USD	170	01/15/2030	1.572%	CPI#	Maturity	28,893	—	28,893
USD	170	01/15/2030	1.587%	CPI#	Maturity	28,666	—	28,666
USD	400	01/15/2031	2.782%	CPI#	Maturity	27,542	—	27,542
USD	340	01/15/2031	2.680%	CPI#	Maturity	26,722	—	26,722
USD	300	01/15/2031	2.989%	CPI#	Maturity	14,661	—	14,661
USD	290	01/15/2032	CPI#	3.064%	Maturity	(10,510)	—	(10,510)
USD	140	04/15/2032	CPI#	2.909%	Maturity	(6,868)	—	(6,868)

						$695,780	$(654)	$696,434

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$(28,804)	$—	$(28,804)
USD	1,250	04/15/2032	3.408%	1 Day SOFR	Annual	28,394	—	28,394
USD	1,200	04/15/2032	3.221%	1 Day SOFR	Annual	42,806	—	42,806
USD	1,100	04/15/2032	3.229%	1 Day SOFR	Annual	38,560	—	38,560

						$80,956	$—	$80,956

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	$140,854	$—	$140,854

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $3,877,893 or 7.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2023.
(c)	When-Issued or delayed delivery security.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,594,377 and gross unrealized depreciation of investments was $(2,707,542), resulting in net unrealized depreciation of $(1,113,165).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.8% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$49,181,977	$—	$49,181,977
Short-Term Municipal Notes	—	1,000,000	—	1,000,000
Short-Term Investments	328,723	—	—	328,723

Total Investments in Securities	328,723	50,181,977	—	50,510,700
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	874,441	—	874,441
Centrally Cleared Interest Rate Swaps	—	109,760	—	109,760
Interest Rate Swaps	—	140,854	—	140,854
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(178,661)	—	(178,661)
Centrally Cleared Interest Rate Swaps	—	(28,804)	—	(28,804)

Total	$328,723	$51,099,567	$—	$51,428,290

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$357	$13,892	$13,920	$329	$24